Litigation	12 Months Ended
Dec. 31, 2018
Litigation
Litigation

28.  Litigation

a) Provision for litigation

Vale is party to labor, civil, tax and other ongoing lawsuits, at administrative and court levels. Provisions for losses resulting from lawsuits are estimated and updated by the Company, based on analysis from the Company’s legal consultants.

Changes in provision for litigation are as follows:

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance at December 31, 2016	214	84	534	7	839
Additions and reversals, net	22	17	126	4	169
Payments	(117)	(3)	(105)	—	(225)
Indexation and interest	10	35	37	(1)	81
Translation adjustment	(10)	(2)	(10)	—	(22)
Merger of Valepar (note 30) (i)	631	—	—	—	631
Balance at December 31, 2017	750	131	582	10	1,473
Additions and reversals, net	17	65	106	(3)	185
Payments	(5)	(23)	(116)	(2)	(146)
Additions - discontinued operations	21	1	16	—	38
Indexation and interest	23	17	(7)	(1)	32
Translation adjustment	(114)	(25)	(85)	(1)	(225)
Balance at December 31, 2018	692	166	496	3	1,357

(i)    refers to litigations of PIS/COFINS of interest on capital.

i.  Provisions for labor litigation - Consist of lawsuits filed by employees and service suppliers, related to employment relationships mainly in Brazil. The relevant claims are related to payment for overtime work, commuting time, and health and safety conditions. Also the Brazilian national social security institute (“INSS”) contingencies are related to legal and administrative disputes between INSS and Vale due to applicability of compulsory social security charges.

b) Contingent liabilities

Contingent liabilities are administrative and judicial claims, with expectation of loss classified as possible, and for which the recognition of a provision is not considered necessary by the Company, based on legal advice. The contingent liabilities are as follows:

	December 31, 2018	December 31, 2017
Tax litigation	8,641	8,840
Civil litigation	1,957	1,623
Labor litigation	1,475	1,952
Environmental litigation	1,051	2,190
Total	13,124	14,605

i - Tax litigation - Our most significant tax-related contingent liabilities result from disputes related to (i) the deductibility of our payments of social security contributions on the net income (“CSLL”) from our taxable income, (ii) challenges of certain tax credits we deducted from our PIS and COFINS payments, (iii) assessments of CFEM (“royalties”), and (iv) charges of value-added tax on services and circulation of goods (“ICMS”), especially relating to certain tax credits we claimed from the sale and transmission of energy, ICMS charges to anticipate the payment in the entrance of goods to Pará State and ICMS/penalty charges on our own transportation. The changes reported in the period resulted, mainly, from the exclusion of the tax cases related to IPI, PIS and COFINS (isolated fine), IRPJ and ICMS (PRCT) and due to the new proceedings related to IRPJ, CSLL, ICMS, ISS and IPTU and the application interest and inflation adjustments to the disputed amounts.

ii - Civil litigation - Most of those claims have been filed by suppliers for indemnification under construction contracts, primarily relating to certain alleged damages, payments and contractual penalties. A number of other claims are related to contractual disputes regarding inflation index. The changes reported in the period resulted, mainly from reviewing the process related to commercial divergences of supply contracts.

iii - Labor litigation - Represents individual claims by employees and service providers, primarily involving demands for additional compensation for overtime work, commuting time or health and safety conditions; and the Brazilian national social security institute (“INSS”) regarding contributions on compensation programs based on profits.

iv - Environmental litigation - The most significant claims concern alleged procedural deficiencies in licensing processes, non‑compliance with existing environmental licenses or damage to the environment.

c) Judicial deposits

In addition to the provisions and contingent liabilities, the Company is required by law to make judicial deposits to secure a potential adverse outcome of certain lawsuits. These court‑ordered deposits are monetarily adjusted and reported as non‑current assets until a judicial decision to draw the deposit occurs.

	December 31, 2018	December 31, 2017
Tax litigation	1,069	1,201
Civil litigation	60	60
Labor litigation	555	712
Environmental litigation	32	13
Total	1,716	1,986

Beside the deposits already made, the Company has bank guarantees for judicial deposits in the amount of US$1.5 billion. The annual cost of these guarantees is 1.5% and it is recognized as "financial expenses".

d) Contingencies related to Samarco accident

Given the status of the contingencies related to Samarco accident, it is not possible to provide a range of possible outcomes or a reliable estimate of potential losses for Vale S.A. Consequently, no contingent liability has been quantified and no provision was recognized.

(i) Public civil claim filed by the Federal Government and others and Public civil claim filed by Federal Prosecution Office ("MPF")

In 2016, the federal government, the Brazilian states of Espírito Santo and Minas Gerais and other governmental authorities have initiated a public civil lawsuit against Samarco and its shareholders, with an estimated value indicated by the plaintiffs of US$5.2 billion (R$20.2 billion). In the same year, MPF filed a public civil action against Samarco and its shareholders and presented several claims, including: (i) the adoption of measures for mitigating the social, economic and environmental impacts resulting from the dam failure and other emergency measures; (ii) the payment of compensation to the community; and (iii) payments for the collective moral damage. The action value indicated by MPF is US$40 billion (R$155 billion).

In 2018, the parties entered into an agreement (“Term of Adjustment of Conduct”), which was determined, in summary, (i) the complete extinction of the public civil claim of US$5.2 billion (R$20.2 billion) filed by the Federal Government and others; and (ii) the partial extinction of the public civil claim of US$40 billion (R$155 billion) filed by MPF. In relation to the public civil claim of US$40 billion (R$155 billion), the parties continue to negotiate for the termination of some of their requests, as well as other lawsuits whose objects have already been included in the Term of Adjustment of Conduct.

(ii) United States class action lawsuits

Samarco and its shareholders were named as defendants in securities class action lawsuits in the Federal Court in New York, related to disclosures of risks of the operations of Samarco and others. The plaintiffs have not specified an amount of alleged damages in these actions.

(iii) Criminal lawsuit

In 2016, the MPF brought a criminal lawsuit against Samarco and its shareholders, VogBr Recursos Hídricos e Geotecnia Ltda. and 22 individuals for the consequences related to Fundão dam failure. All prosecution witnesses residing in Brazil have been heard. Currently, the criminal lawsuit awaits for a position from Judiciary and all hearings related to this action are suspended.

e) Contingent assets

In 2015, the Company filed an enforceable action in the amount of US$135 (R$524 million) referring to the final court decision in favor of the Company of the accrued interest of compulsory deposits from 1987 to 1993. Currently it is not possible to estimate the economic benefit inflow as there is a pending judicial decision. Consequently, the asset was not recognized in the financial statements.

In March 2017, the Federal Supreme Court (STF) decided that the ICMS shall not be included in PIS and COFINS tax basis. The related decision is not final because is still pending the judgment of an appeal from the Federal Government.  Vale has been discussing this issue in two judicial proceedings, which are covered by taxable events occurred since December 2001.  In one of them, Vale reached a favorable final judicial decision on March 18, 2019. In the other case, the Company is awaiting the application of the STF decision by Federal Regional Court of the 2nd Region. The asset was not recognized in the financial statements and the effects of the favorable final judicial decision on March 18, 2019 will be evaluated by the Company.

Accounting policy

A provision is recognized when it is considered probable that an outflow of resources will be required to settle the obligation and can be reliably estimated. The liability is accounted against an expense in the income statement. This obligation is updated based on the developments of the judicial process or interest accretion and can be reversed if the expectation of loss is not considered probable  due to changes in circumstances or when the obligation is settled.

Critical accounting estimates and judgments

By nature, litigations will be resolved when one or more future event occurs or fails to occur. Typically, the occurrence or not of such events is outside of the Company’s control. Legal uncertainties involve the application of significant estimates and judgments by management regarding the potential outcomes of future events.